united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
(Address of principal executive offices)
(Zip code)

Zachary P. Richmond
Ultimus Fund Solutions, LLC
225 Pictoria Drive. Suite 450
Cincinnati, OH 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	12/31

Date of reporting period:	12/31/25

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Crawford Large Cap Dividend Fund

Class C (CDGCX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Crawford Large Cap Dividend Fund (the "Fund") for the period of January 1,

2025 through December 31, 2025. You can find additional information about the Fund at https://www.crawfordinvestment.com/mutual-funds. You can also request this information by contacting us at (800) 431-1716 or info@crawfordinvestment.com.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$207	1.96%

How did the Fund perform during the reporting period?

During the fiscal year ended December 31, 2025, the Fund navigated a volatile economic and market environment, providing meaningful downside protection early in the year, when uncertainty was highest, and participating on the upside as investor concerns around tariffs, economic growth, and the broader stock and bond market backdrop proved to be better than feared. Importantly, this was achieved while remaining disciplined in our approach to valuation and risk, particularly in an environment marked by elevated market concentration and pockets of overvaluation, both of which we view as ongoing risks for equity investors.

For the fiscal year ended December 31, 2025, the Fund's Class C Shares produced a total return of 11.05%. The Russell 1000® Value Index returned 15.91% for the same period. The Fund’s emphasis on consistent, high-quality, through-the-cycle businesses weighed on relative performance in the second half of the year, as equity markets moved to new highs driven largely by enthusiasm surrounding Artificial Intelligence (AI) and its longer-term potential. Many of the benchmark’s strongest performers were more growth-oriented and tied to secular themes such as AI, which created a challenging relative backdrop for our approach that focuses on business durability, valuation, and dividend consistency.

Economically, conditions remain somewhat unbalanced. The economy continues to follow a “K-shaped” pattern, inflation remains too high for many households, and affordability pressures persist. Outside of AI-related investment, capital spending has been relatively narrow, underscoring that the expansion is not yet as broad-based as we would ultimately like to see. Still, we continue to believe the U.S. remains the most attractive place to invest, supported by its innovation leadership, capital markets, and corporate profitability. We remain firmly committed to our longstanding investment philosophy, confident that a disciplined focus on quality, valuation, and long-term fundamentals continues to offer the most durable path to attractive, risk-adjusted returns for investors.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Crawford Large Cap Dividend Fund - Class C
Russell 1000® Index
Russell 1000® Value Index
$40,000
$30,000
$20,000
$10,000
$0
$39,030
$27,213
$23,934
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Crawford Large Cap Dividend Fund - Class C	Russell 1000® Index	Russell 1000® Value Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$11,461	$11,205	$11,734
Dec-2017	$12,945	$13,636	$13,337
Dec-2018	$12,319	$12,983	$12,235
Dec-2019	$15,664	$17,063	$15,482
Dec-2020	$16,645	$20,640	$15,915
Dec-2021	$20,095	$26,101	$19,919
Dec-2022	$18,421	$21,108	$18,418
Dec-2023	$19,540	$26,708	$20,529
Dec-2024	$21,553	$33,255	$23,478
Dec-2025	$23,934	$39,030	$27,213

Average Annual Total Returns

	1 Year	5 Years	10 Years
Crawford Large Cap Dividend Fund - Class C
Without Load	11.05%	7.53%	9.12%
With Load	11.05%	7.53%	9.12%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell 1000® Value Index	15.91%	11.33%	10.53%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The Russell 1000® Index is included due to regulatory requirements.

Fund Statistics

Net Assets	$59,727,036
Number of Portfolio Holdings	41
Advisory Fee	$296,685
Portfolio Turnover	6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 26.4%
Industrials 18.0%
Health Care 16.6%
Technology 15.7%
Consumer Staples 10.0%
Consumer Discretionary 5.7%
Utilities 3.2%
Communications 2.0%
Money Market Funds 1.7%
Energy 0.3%
Materials 0.2%
Other Assets in Excess of Liabilities 0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Materials	0.2%
Energy	0.3%
Money Market Funds	1.7%
Communications	2.0%
Utilities	3.2%
Consumer Discretionary	5.7%
Consumer Staples	10.0%
Technology	15.7%
Health Care	16.6%
Industrials	18.0%
Financials	26.4%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Crawford Large Cap Dividend Fund - Class C (CDGCX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.crawfordinvestment.com/mutual-funds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-CDGCX

Crawford Large Cap Dividend Fund

Class I (CDGIX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Crawford Large Cap Dividend Fund (the "Fund") for the period of January 1,

2025 through December 31, 2025. You can find additional information about the Fund at https://www.crawfordinvestment.com/mutual-funds. You can also request this information by contacting us at (800) 431-1716 or info@crawfordinvestment.com.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$102	0.96%

How did the Fund perform during the reporting period?

During the fiscal year ended December 31, 2025, the Fund navigated a volatile economic and market environment, providing meaningful downside protection early in the year, when uncertainty was highest, and participating on the upside as investor concerns around tariffs, economic growth, and the broader stock and bond market backdrop proved to be better than feared. Importantly, this was achieved while remaining disciplined in our approach to valuation and risk, particularly in an environment marked by elevated market concentration and pockets of overvaluation, both of which we view as ongoing risks for equity investors.

For the fiscal year ended December 31, 2025, the Fund's Class I Shares produced a total return of 12.22%. The Russell 1000® Value Index returned 15.91% for the same period. The Fund’s emphasis on consistent, high-quality, through-the-cycle businesses weighed on relative performance in the second half of the year, as equity markets moved to new highs driven largely by enthusiasm surrounding Artificial Intelligence (AI) and its longer-term potential. Many of the benchmark’s strongest performers were more growth-oriented and tied to secular themes such as AI, which created a challenging relative backdrop for our approach that focuses on business durability, valuation, and dividend consistency.

Economically, conditions remain somewhat unbalanced. The economy continues to follow a “K-shaped” pattern, inflation remains too high for many households, and affordability pressures persist. Outside of AI-related investment, capital spending has been relatively narrow, underscoring that the expansion is not yet as broad-based as we would ultimately like to see. Still, we continue to believe the U.S. remains the most attractive place to invest, supported by its innovation leadership, capital markets, and corporate profitability. We remain firmly committed to our longstanding investment philosophy, confident that a disciplined focus on quality, valuation, and long-term fundamentals continues to offer the most durable path to attractive, risk-adjusted returns for investors.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Crawford Large Cap Dividend Fund - Class I
Russell 1000® Index
Russell 1000® Value Index
$40,000
$30,000
$20,000
$10,000
$0
$39,030
$27,213
$26,470
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Crawford Large Cap Dividend Fund - Class I	Russell 1000® Index	Russell 1000® Value Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$11,576	$11,205	$11,734
Dec-2017	$13,206	$13,636	$13,337
Dec-2018	$12,682	$12,983	$12,235
Dec-2019	$16,310	$17,063	$15,482
Dec-2020	$17,504	$20,640	$15,915
Dec-2021	$21,340	$26,101	$19,919
Dec-2022	$19,754	$21,108	$18,418
Dec-2023	$21,180	$26,708	$20,529
Dec-2024	$23,589	$33,255	$23,478
Dec-2025	$26,470	$39,030	$27,213

Average Annual Total Returns

	1 Year	5 Years	10 Years
Crawford Large Cap Dividend Fund - Class I	12.22%	8.62%	10.22%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell 1000® Value Index	15.91%	11.33%	10.53%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The Russell 1000® Index is included due to regulatory requirements.

Fund Statistics

Net Assets	$59,727,036
Number of Portfolio Holdings	41
Advisory Fee	$296,685
Portfolio Turnover	6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Materials	0.2%
Energy	0.3%
Money Market Funds	1.7%
Communications	2.0%
Utilities	3.2%
Consumer Discretionary	5.7%
Consumer Staples	10.0%
Technology	15.7%
Health Care	16.6%
Industrials	18.0%
Financials	26.4%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Crawford Large Cap Dividend Fund - Class I (CDGIX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.crawfordinvestment.com/mutual-funds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-CDGIX

Crawford Multi-Asset Income Fund

 (CMALX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Crawford Large Cap Dividend Fund (the "Fund") for the period of January 1,

2025 through December 31, 2025. You can find additional information about the Fund at https://www.crawfordinvestment.com/mutual-funds. You can also request this information by contacting us at (800) 431-1716 or info@crawfordinvestment.com.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Crawford Multi-Asset Income Fund	$102	0.99%

How did the Fund perform during the reporting period?

During the fiscal year ended December 31, 2025, the Fund navigated a volatile economic and market environment. Uncertainty was highest early in the year, and as the year progressed, investor concerns around tariffs, economic growth, and the broader stock and bond market backdrop proved to be better than feared. Stocks continued their multi-year rise, and the economy grew at roughly trend rate. Bonds responded favorably to easing Federal Reserve policy and weaker employment data. Throughout the year, the Fund remained disciplined in its approach to income and risk mitigation, particularly in an environment marked by elevated market concentration and pockets of overvaluation, both of which we view as ongoing risks for equity investors.

For the fiscal year ended December 31, 2025, the Fund produced a return of 5.25%. The NASDAQ US Multi-Asset Diversified Income Total Return Index returned 4.53% for the same period. We were able to fulfill the Fund's objective of providing a high level of income with lower risk compared to the higher-yielding subsets of the capital markets. Overall, the Fund remained below benchmark risk relative to equity, energy, and credit risk. We continue to actively construct the Fund to manage the risks associated with a high level of current income, investing in Dividend-Paying Stocks, Real Estate Investment Trusts, Energy Infrastructure, Preferred Equity, and Corporate Bonds.

We believe that the income-producing ability of the Fund is intact and will continue to serve shareholders well going forward. We move into 2026 confident in the Fund's ability to continue to provide steady income regardless of prevailing market conditions. We will continue to control the portfolio’s aggregate sensitivity to interest rates through the use of our proprietary, internally developed risk-management methodology.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Crawford Multi-Asset Income Fund
NASDAQ US Multi-Asset Diversified Income Total Return Index
Russell 3000® Index
$40,000
$30,000
$20,000
$10,000
$0
$30,005
$15,246
$14,370
Sep-2017
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Crawford Multi-Asset Income Fund	NASDAQ US Multi-Asset Diversified Income Total Return Index	Russell 3000® Index
Sep-2017	$10,000	$10,000	$10,000
Dec-2017	$10,014	$10,156	$10,779
Dec-2018	$9,528	$9,621	$10,214
Dec-2019	$11,457	$11,463	$13,382
Dec-2020	$10,656	$9,860	$16,178
Dec-2021	$12,350	$11,524	$20,329
Dec-2022	$12,226	$11,097	$16,424
Dec-2023	$13,008	$12,439	$20,688
Dec-2024	$14,485	$13,747	$25,613
Dec-2025	$15,246	$14,370	$30,005

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 12, 2017)
Crawford Multi-Asset Income Fund	5.25%	7.43%	5.21%
NASDAQ US Multi-Asset Diversified Income Total Return Index	4.53%	7.82%	4.46%
Russell 3000® Index	17.15%	13.15%	14.15%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$167,855,287
Number of Portfolio Holdings	50
Advisory Fee (net of waivers)	$1,211,483
Portfolio Turnover	18%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
33.1%
Real Estate
21.4%
Utilities
17.1%
Energy
11.6%
Health Care
5.4%
Money Market Funds
4.1%
Consumer Staples
2.8%
Communications
2.3%
Industrials
1.8%
Other Assets in Excess of Liabilities
0.4%

Value	Value
Other Assets in Excess of Liabilities	0.4%
Industrials	1.8%
Communications	2.3%
Consumer Staples	2.8%
Money Market Funds	4.1%
Health Care	5.4%
Energy	11.6%
Utilities	17.1%
Real Estate	21.4%
Financials	33.1%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Crawford Multi-Asset Income Fund -  (CMALX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.crawfordinvestment.com/mutual-funds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-CMALX

Crawford Small Cap Dividend Fund

Class I (CDOFX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Crawford Large Cap Dividend Fund (the "Fund") for the period of January 1,

2025 through December 31, 2025. You can find additional information about the Fund at https://www.crawfordinvestment.com/mutual-funds. You can also request this information by contacting us at (800) 431-1716 or info@crawfordinvestment.com.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$99	0.99%

How did the Fund perform during the reporting period?

Higher-quality small and mid-cap stocks were decisively out of favor in 2025, marking one of the more extreme periods of dispersion we have seen in this segment of the market. For the year, non-dividend payers in the Russell 2000® Index outperformed dividend payers by nearly 14%. This wide dispersion began after the April 8 market low and created a meaningful headwind for our dividend-oriented, quality-focused fund. Market leadership was concentrated in more speculative, lower-quality segments of the small-cap universe. For the fiscal year ended December 31, 2025, the Fund produced a total return of 0.45%. The Russell 2000® Index returned 12.81% for the same period.

The Fund provided strong downside protection in the first quarter of the year, and the unfavorable dynamic marked the rest of the year as performance within the Russell 2000® Index became increasingly driven by largely unprofitable, non-dividend-paying companies. What began as a typical post-bear-market, low-quality rally was amplified by speculative momentum in thematic areas such as biotech, quantum computing, and power infrastructure.

Historically, extended stretches of low-quality outperformance have tended to give way to prolonged periods of leadership by high-quality businesses as speculative excesses unwind and fundamentals reassert themselves. We believe many of the stocks currently benefiting from speculative enthusiasm have been bid up to levels that are difficult to sustain. We remain focused on companies that generate growing earnings, cash flows, and dividends. As we move into 2026, we remain firmly committed to our longstanding investment philosophy, confident that a disciplined, research-driven approach continues to offer the most durable path to attractive, risk-adjusted small cap returns for investors.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Crawford Small Cap Dividend Fund - Class I
Russell 2000® Index
Russell 3000® Index
$40,000
$30,000
$20,000
$10,000
$0
$38,012
$25,047
$22,373
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Crawford Small Cap Dividend Fund - Class I	Russell 2000® Index	Russell 3000® Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$12,695	$12,131	$11,274
Dec-2017	$14,464	$13,908	$13,656
Dec-2018	$13,359	$12,376	$12,940
Dec-2019	$16,215	$15,535	$16,954
Dec-2020	$16,782	$18,636	$20,495
Dec-2021	$20,485	$21,397	$25,754
Dec-2022	$17,593	$17,024	$20,808
Dec-2023	$20,165	$19,906	$26,209
Dec-2024	$22,273	$22,203	$32,448
Dec-2025	$22,373	$25,047	$38,012

Average Annual Total Returns

	1 Year	5 Years	10 Years
Crawford Small Cap Dividend Fund - Class I	0.45%	5.92%	8.39%
Russell 2000® Index	12.81%	6.09%	9.62%
Russell 3000® Index	17.15%	13.15%	14.29%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$328,738,355
Number of Portfolio Holdings	69
Advisory Fee (net of waivers)	$2,699,062
Portfolio Turnover	28%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
36.0%
Financials
21.3%
Consumer Discretionary
8.8%
Consumer Staples
6.2%
Health Care
6.0%
Technology
5.7%
Real Estate
5.5%
Energy
3.1%
Utilities
2.5%
Money Market Funds
2.3%
Materials
2.3%
Other Assets in Excess of Liabilities
0.3%

Value	Value
Other Assets in Excess of Liabilities	0.3%
Materials	2.3%
Money Market Funds	2.3%
Utilities	2.5%
Energy	3.1%
Real Estate	5.5%
Technology	5.7%
Health Care	6.0%
Consumer Staples	6.2%
Consumer Discretionary	8.8%
Financials	21.3%
Industrials	36.0%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Crawford Small Cap Dividend Fund - Class I (CDOFX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.crawfordinvestment.com/mutual-funds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-CDOFX

Q India Equity Fund

Class I (QINIX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Q India Equity Fund (the "Fund") for the period of January 6, 2025 to December 31, 2025.  You can find additional information about the Fund at https://funddocs.filepoint.com/qindia/. You can also request this information by contacting us at 833-894-0514.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$97Footnote Reference*	0.98%
Footnote	Description
Footnote*	The reporting period is less than a full annual reporting period. Expenses paid for a full annual reporting period would be higher.

How did the Fund perform during the reporting period?

• For the fiscal period ended 2025, MSCI India returns were driven by strong performances in the Energy, Financials, Materials and Telecom sectors. Financials outperformed as credit growth picked up and non-performing assets remain low. The Energy sector outperformed due to better margins in oil refining and marketing. Material stocks did well due to rising realizations and Telecom stocks did well due to increasing consolidation driving higher revenue per user. Information Technology stocks underperformed due to deferral of discretionary IT spends by clients.

• For the Fund, weak stock selection in Financials and being underweight in the Energy sector hurt Fund performance in the fiscal period ended 2025. Not owning Energy companies due to weak governance impacted negatively. Higher weight in Information Technology stocks which underperformed also hurt performance. Not owning stocks in the expensively valued Consumer Staples sector aided performance during the period.

• The Fund in the fiscal period ended 2025 initiated a new position in a pharmaceutical company, a large container logistics company and a cash logistics company as the medium-term growth outlook looks good and valuations appear attractive. We increased our holding in IT services companies as valuations have corrected improving upside. We fully exited a premium two-wheeler manufacturer and a non-bank finance company as valuations became expensive and the companies breached the Adviser’s internal sell limit.

• For the fiscal period ended 2025, 14 of the 29 securities (48%) owned by the Fund had positive price returns (MSCI India, 87 of the 163 securities (53%), had positive returns). Cash & Cash Equivalent levels in the Fund are at 7.5% in December.

• Our long-only, bottom-up, value portfolio is trading at a 22% discount to the historical PER valuation of the MSCI India.

Source: MSCI & Quantum Advisors internal

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Q India Equity Fund - Class I	MSCI INDIA Net (USD)
Jan-2025	$10,000	$10,000
Dec-2025	$10,200	$10,317

Average Annual Total Returns

Since Inception (January 6, 2025)
Q India Equity Fund - Class I	2.00%
MSCI INDIA Net (USD)	3.17%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (833) 894-0514 or visit https://funddocs.filepoint.com/qindia/  for updated performance information.

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
43.4%
Technology
18.9%
Money Market Funds
7.7%
Consumer Discretionary
7.3%
Health Care
5.5%
Industrials
5.4%
Utilities
5.0%
Materials
3.6%
Energy
3.1%
Communications
0.3%
Liabilities in Excess of Other Assets
-0.2%

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Communications	0.3%
Energy	3.1%
Materials	3.6%
Utilities	5.0%
Industrials	5.4%
Health Care	5.5%
Consumer Discretionary	7.3%
Money Market Funds	7.7%
Technology	18.9%
Financials	43.4%

Fund Statistics

  Net Assets$1,054,687
  Number of Portfolio Holdings30
  Advisory Fee (net of waivers)$0
  Portfolio Turnover1%

Country Weighting (% of net assets)

India	92.5%
United States	7.7%

Material Fund Changes

 No material changes occurred during the period ended December 31, 2025.

Q India Equity Fund - Class I

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/qindia/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-QINIX

Q India Equity Fund

Class II (QINSX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Q India Equity Fund (the "Fund") for the period of January 6, 2025 to December 31, 2025.  You can find additional information about the Fund at https://funddocs.filepoint.com/qindia/. You can also request this information by contacting us at 833-894-0514.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$74Footnote Reference*	0.75%
Footnote	Description
Footnote*	The reporting period is less than a full annual reporting period. Expenses paid for a full annual reporting period would be higher.

How did the Fund perform during the reporting period?

• For the fiscal period ended 2025, MSCI India returns were driven by strong performances in the Energy, Financials, Materials and Telecom sectors. Financials outperformed as credit growth picked up and non-performing assets remain low. The Energy sector outperformed due to better margins in oil refining and marketing. Material stocks did well due to rising realizations and Telecom stocks did well due to increasing consolidation driving higher revenue per user. Information Technology stocks underperformed due to deferral of discretionary IT spends by clients.

• For the Fund, weak stock selection in Financials and being underweight in the Energy sector hurt Fund performance in the fiscal period ended 2025. Not owning Energy companies due to weak governance impacted negatively. Higher weight in Information Technology stocks which underperformed also hurt performance. Not owning stocks in the expensively valued Consumer Staples sector aided performance during the period.

• The Fund in the fiscal period ended 2025 initiated a new position in a pharmaceutical company, a large container logistics company and a cash logistics company as the medium-term growth outlook looks good and valuations appear attractive. We increased our holding in IT services companies as valuations have corrected improving upside. We fully exited a premium two-wheeler manufacturer and a non-bank finance company as valuations became expensive and the companies breached the Adviser’s internal sell limit.

• For the fiscal period ended 2025, 14 of the 29 securities (48%) owned by the Fund had positive price returns (MSCI India, 87 of the 163 securities (53%), had positive returns). Cash & Cash Equivalent levels in the Fund are at 7.5% in December.

• Our long-only, bottom-up, value portfolio is trading at a 22% discount to the historical PER valuation of the MSCI India.

Source: MSCI & Quantum Advisors internal

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Q India Equity Fund - Class II	MSCI INDIA Net (USD)
Jan-2025	$10,000	$10,000
Dec-2025	$10,220	$10,317

Average Annual Total Returns

Since Inception (January 6, 2025)
Q India Equity Fund - Class II	2.20%
MSCI INDIA Net (USD)	3.17%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (833) 894-0514 or visit https://funddocs.filepoint.com/qindia/  for updated performance information.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Communications	0.3%
Energy	3.1%
Materials	3.6%
Utilities	5.0%
Industrials	5.4%
Health Care	5.5%
Consumer Discretionary	7.3%
Money Market Funds	7.7%
Technology	18.9%
Financials	43.4%

Fund Statistics

  Net Assets$1,054,687
  Number of Portfolio Holdings30
  Advisory Fee (net of waivers)$0
  Portfolio Turnover1%

Country Weighting (% of net assets)

India	92.5%
United States	7.7%

Material Fund Changes

 No material changes occurred during the period ended December 31, 2025.

Q India Equity Fund - Class II

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/qindia/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-QINSX

Q India Equity Fund

Investor Class (QINRX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Q India Equity Fund (the "Fund") for the period of January 6, 2025 to December 31, 2025.  You can find additional information about the Fund at https://funddocs.filepoint.com/qindia/. You can also request this information by contacting us at 833-894-0514.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$122Footnote Reference*	1.23%
Footnote	Description
Footnote*	The reporting period is less than a full annual reporting period. Expenses paid for a full annual reporting period would be higher.

How did the Fund perform during the reporting period?

• For the fiscal period ended 2025, MSCI India returns were driven by strong performances in the Energy, Financials, Materials and Telecom sectors. Financials outperformed as credit growth picked up and non-performing assets remain low. The Energy sector outperformed due to better margins in oil refining and marketing. Material stocks did well due to rising realizations and Telecom stocks did well due to increasing consolidation driving higher revenue per user. Information Technology stocks underperformed due to deferral of discretionary IT spends by clients.

• For the Fund, weak stock selection in Financials and being underweight in the Energy sector hurt Fund performance in the fiscal period ended 2025. Not owning Energy companies due to weak governance impacted negatively. Higher weight in Information Technology stocks which underperformed also hurt performance. Not owning stocks in the expensively valued Consumer Staples sector aided performance during the period.

• The Fund in the fiscal period ended 2025 initiated a new position in a pharmaceutical company, a large container logistics company and a cash logistics company as the medium-term growth outlook looks good and valuations appear attractive. We increased our holding in IT services companies as valuations have corrected improving upside. We fully exited a premium two-wheeler manufacturer and a non-bank finance company as valuations became expensive and the companies breached the Adviser’s internal sell limit.

• For the fiscal period ended 2025, 14 of the 29 securities (48%) owned by the Fund had positive price returns (MSCI India, 87 of the 163 securities (53%), had positive returns). Cash & Cash Equivalent levels in the Fund are at 7.5% in December.

• Our long-only, bottom-up, value portfolio is trading at a 22% discount to the historical PER valuation of the MSCI India.

Source: MSCI & Quantum Advisors internal

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Q India Equity Fund - Investor Class	MSCI INDIA Net (USD)
Jan-2025	$10,000	$10,000
Dec-2025	$10,180	$10,317

Average Annual Total Returns

Since Inception (January 6, 2025)
Q India Equity Fund - Investor Class	1.80%
MSCI INDIA Net (USD)	3.17%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (833) 894-0514 or visit https://funddocs.filepoint.com/qindia/  for updated performance information.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Communications	0.3%
Energy	3.1%
Materials	3.6%
Utilities	5.0%
Industrials	5.4%
Health Care	5.5%
Consumer Discretionary	7.3%
Money Market Funds	7.7%
Technology	18.9%
Financials	43.4%

Fund Statistics

  Net Assets$1,054,687
  Number of Portfolio Holdings30
  Advisory Fee (net of waivers)$0
  Portfolio Turnover1%

Country Weighting (% of net assets)

India	92.5%
United States	7.7%

Material Fund Changes

 No material changes occurred during the period ended December 31, 2025.

Q India Equity Fund - Investor Class

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/qindia/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-QINRX

(b)	Not applicable

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 19(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.

(a)(2) Freddie Jacobs, Jr. is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

	Crawford Funds:	FY 2025	$50,550
		FY 2024	$50,550

	Q India Equity Fund:	FY 2025	$25,000

(b)	Audit-Related Fees
	Registrant

	Crawford Funds:	FY 2025	$0
		FY 2024	$0

	Q India Equity Fund:	FY 2025	$0

(c)	Tax Fees
	Registrant

	Crawford Funds:	FY 2025	$9,900
		FY 2024	$9,900

	Q India Equity Fund:	FY 2025	$10,300

Nature of the fees:	Preparation of the 1120 RIC and Excise review

(d)	All Other Fees

	Crawford Funds:	FY 2025	$0
		FY 2024	$0

	Q India Equity Fund:	FY 2025	$0

(e)	(1)	Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	During audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	Registrant	Adviser
FY 2025	$0	$0
FY 2024	$0	$0

(h)	Not applicable. The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i)	Not applicable

(j)	Not applicable

Item 5. Audit Committee of Listed Companies.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Annual Financial Statements and Additional Information December 31, 2025

CDGIX	Crawford Large Cap Dividend Fund Class I

CDGCX	Crawford Large Cap Dividend Fund Class C

CDOFX	Crawford Small Cap Dividend Fund Class I

CMALX	Crawford Multi-asset Income Fund

For a prospectus and more information, including charges and expenses call (800) 431-1716. The prospectus should be read carefully before investing. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.

Distributed by

Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Fund Investment Adviser: Crawford Investment Counsel, Inc. 600 Galleria Parkway SE, Suite 1650 Atlanta, GA 30339 www.CrawfordInvestmentFunds.com

Crawford Large Cap Dividend Fund
Schedule of Investments
December 31, 2025

COMMON STOCKS — 98.11%	Shares	Fair Value

Communications — 2.01%
Omnicom Group, Inc.	14,850	$1,199,138

Consumer Discretionary — 5.69%
Genuine Parts Co.	9,420	1,158,283
Home Depot, Inc. (The)	4,410	1,517,481
Ross Stores, Inc.	4,000	720,560
		3,396,324
Consumer Staples — 10.04%
Coca-Cola Co. (The)	25,800	1,803,678
Mondelez International, Inc., Class A	15,850	853,206
Philip Morris International, Inc.	13,750	2,205,500
Procter & Gamble Co. (The)	7,900	1,132,149
		5,994,533
Energy — 0.28%
Canadian Natural Resources Ltd.	5,000	169,250

Financials — 26.41%
American Express Co.	9,900	3,662,504
BlackRock, Inc.	1,700	1,819,577
Charles Schwab Corp. (The)	15,000	1,498,650
Intercontinental Exchange, Inc.	6,200	1,004,152
JPMorgan Chase & Co.	2,000	644,440
Marsh & McLennan Companies, Inc.	5,650	1,048,188
PNC Financial Services Group, Inc. (The)	5,000	1,043,650
S&P Global, Inc.	3,300	1,724,547
Visa, Inc., Class A	5,050	1,771,086
Willis Towers Watson PLC	4,748	1,560,193
		15,776,987
Health Care — 16.58%
AbbVie, Inc.	10,500	2,399,145
AstraZeneca PLC - ADR	25,000	2,298,250
Johnson & Johnson	8,140	1,684,573
Medtronic PLC	20,000	1,921,200
Quest Diagnostics, Inc.	7,000	1,214,710
Stryker Corp.	1,100	386,617
		9,904,495
Industrials — 18.04%
CSX Corp.	30,000	1,087,500
Honeywell International, Inc.	6,950	1,355,876
Johnson Controls International PLC	21,600	2,586,600
Roper Technologies, Inc.	1,000	445,130
RTX Corp.	10,000	1,834,000
TE Connectivity PLC	10,000	2,275,100
United Parcel Service, Inc., Class B	12,000	1,190,280
		10,774,486

See accompanying notes which are an integral part of these financial statements.

Crawford Large Cap Dividend Fund
Schedule of Investments (continued)
December 31, 2025

COMMON STOCKS — 98.11% - (continued)	Shares	Fair Value
Materials — 0.16%
Solstice Advanced Materials, Inc.(a)	1,937	$94,099

Technology — 15.68%
Accenture PLC, Class A	5,390	1,446,137
Amdocs Ltd.	13,500	1,086,885
Microsoft Corp.	9,120	4,410,614
SAP SE - ADR	4,000	971,640
Texas Instruments, Inc.	8,350	1,448,642
		9,363,918
Utilities — 3.22%
American Electric Power Company, Inc.	5,700	657,267
WEC Energy Group, Inc.	12,000	1,265,520
		1,922,787
Total Common Stocks (Cost $26,351,045)		58,596,017

MONEY MARKET FUNDS - 1.73%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.63%(b)	1,032,990	1,032,990
Total Money Market Funds (Cost $1,032,990)		1,032,990

Total Investments — 99.84% (Cost $27,384,035)		59,629,007
Other Assets in Excess of Liabilities — 0.16%		98,029
NET ASSETS — 100.00%		$59,727,036

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2025.

ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

Crawford Small Cap Dividend Fund
Schedule of Investments
December 31, 2025

COMMON STOCKS — 97.38%	Shares	Fair Value
Consumer Discretionary — 8.77%
Academy Sports & Outdoors, Inc.	124,710	$6,230,511
HNI Corp.	114,222	4,801,893
Monarch Casino & Resort, Inc.	32,751	3,134,271
Monro, Inc.	232,091	4,651,104
Rocky Brands, Inc.	140,245	4,113,386
Scotts Miracle-Gro Co. (The)	60,000	3,501,000
Shoe Carnival, Inc.	141,124	2,382,173
		28,814,338
Consumer Staples — 6.20%
Inter Parfums, Inc.	42,522	3,607,141
J&J Snack Foods Corp.	35,490	3,207,231
Phibro Animal Health Corp., Class A	136,777	5,109,989
Turning Point Brands, Inc.	55,775	6,046,010
Utz Brands, Inc.	231,326	2,401,164
		20,371,535
Energy — 3.11%
DT Midstream, Inc.	28,305	3,387,542
Kinetik Holdings, Inc.	98,000	3,532,901
Landbridge Co., LLC	67,463	3,305,012
		10,225,455
Financials — 21.28%
Artisan Partners Asset Management, Inc., Class A	78,330	3,191,164
BancFirst Corp.	38,542	4,086,223
First Hawaiian, Inc.	130,237	3,294,996
FirstCash Holdings, Inc.	26,500	4,223,570
Hamilton Lane, Inc., Class A	42,581	5,719,054
Hanover Insurance Group, Inc.	34,859	6,371,179
Lazard, Inc.	102,604	4,982,451
Old Republic International Corp.	147,308	6,723,138
Piper Sandler Companies	10,447	3,548,950
SouthState Bank Corp.	56,362	5,304,228
Stock Yards Bancorp, Inc.	63,982	4,155,631
Trico Bancshares	106,844	5,061,200
Walker & Dunlop, Inc.	68,095	4,095,914
Webster Financial Corp.	77,386	4,870,675
WSFS Financial Corp.	79,093	4,369,097
		69,997,470
Health Care — 6.00%
Embecta Corp.	274,405	3,259,931
LeMaitre Vascular, Inc.	74,202	6,017,783
Perrigo Co. PLC	258,784	3,602,273
US Physical Therapy, Inc.	87,445	6,828,580
		19,708,567

See accompanying notes which are an integral part of these financial statements.

Crawford Small Cap Dividend Fund
Schedule of Investments (continued)
December 31, 2025

COMMON STOCKS — 97.38% - (continued)	Shares	Fair Value
Industrials — 36.01%
Advanced Energy Industries, Inc.	31,430	$6,580,499
AZZ, Inc.	66,871	7,167,234
Belden, Inc.	54,975	6,407,336
Cactus, Inc., Class A	92,570	4,228,598
Cadre Holdings, Inc.	146,252	5,972,932
Cognex Corp.	102,931	3,703,457
ESCO Technologies, Inc.	35,742	6,983,629
Franklin Electric Co., Inc.	65,990	6,304,025
H&R Block, Inc.	58,921	2,567,777
Hackett Group, Inc. (The)	287,568	5,644,960
Hexcel Corp.	67,899	5,017,736
Information Services Group, Inc.	654,683	3,784,068
Landstar System, Inc.	25,418	3,652,567
Littelfuse, Inc.	23,902	6,045,294
ManpowerGroup, Inc.	76,523	2,275,029
Mesa Laboratories, Inc.	63,070	4,950,995
Moog, Inc., Class A	33,395	8,133,352
MSC Industrial Direct Co., Inc., Class A	41,715	3,508,232
Mueller Water Products, Inc., Class A	264,964	6,311,442
NAPCO Security Technologies, Inc.	88,440	3,687,948
Ralliant Corp.	39,850	2,028,764
Standex International, Inc.	33,612	7,303,215
Valmont Industries, Inc.	15,298	6,154,691
		118,413,780
Materials — 2.27%
HB Fuller Co.	81,754	4,861,093
WD-40 Co.	13,150	2,589,235
		7,450,328
Real Estate — 5.51%
Independence Realty Trust, Inc.	390,293	6,822,321
STAG Industrial, Inc.	129,778	4,770,639
Terreno Realty Corp.	111,050	6,519,746
		18,112,706
Technology — 5.68%
A10 Networks, Inc.	192,027	3,396,958
CTS Corp.	72,363	3,102,202
Pegasystems, Inc.	119,084	7,111,696
Power Integrations, Inc.	141,999	5,046,644
		18,657,500
Utilities — 2.55%
Black Hills Corp.	77,352	5,369,775
California Water Service Group	69,429	3,008,359
		8,378,134
Total Common Stocks (Cost $252,884,861)		320,129,813

See accompanying notes which are an integral part of these financial statements.

Crawford Small Cap Dividend Fund
Schedule of Investments (continued)
December 31, 2025

MONEY MARKET FUNDS - 2.27%	Shares	Fair Value
Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.63%(a)	7,454,254	$7,454,254
Total Money Market Funds (Cost $7,454,254)		7,454,254

Total Investments — 99.65% (Cost $260,339,115)		327,584,067
Other Assets in Excess of Liabilities — 0.35%		1,154,288
NET ASSETS — 100.00%		$328,738,355

(a)	Rate disclosed is the seven day effective yield as of December 31, 2025.

See accompanying notes which are an integral part of these financial statements.

Crawford Multi-Asset Income Fund
Schedule of Investments
December 31, 2025

COMMON STOCKS — 51.53%	Shares	Fair Value
Communications — 2.29%
Omnicom Group, Inc.	47,530	$3,838,048

Consumer Staples — 2.82%
British American Tobacco PLC - ADR	42,490	2,405,784
Philip Morris International, Inc.	14,500	2,325,800
		4,731,584
Energy — 11.65%
Canadian Natural Resources Ltd.	96,700	3,273,295
Chevron Corp.	14,880	2,267,861
Kinder Morgan, Inc.	207,220	5,696,477
Kinetik Holdings, Inc.	54,475	1,963,824
ONEOK, Inc.	25,505	1,874,618
Williams Companies, Inc. (The)	74,390	4,471,583
		19,547,658
Financials — 6.45%
First Hawaiian, Inc.	63,120	1,596,936
Huntington Bancshares, Inc.	213,500	3,704,225
PNC Financial Services Group, Inc. (The)	13,390	2,794,895
Prudential Financial, Inc.	24,210	2,732,825
		10,828,881
Health Care — 5.39%
AbbVie, Inc.	20,550	4,695,469
Perrigo Co. PLC	96,480	1,343,002
Pfizer, Inc.	121,120	3,015,888
		9,054,359
Industrials — 1.76%
United Parcel Service, Inc., Class B	29,750	2,950,903

Real Estate — 12.54%
Crown Castle International Corp.	30,820	2,738,973
CubeSmart	68,570	2,471,949
Four Corners Property Trust, Inc.	141,310	3,258,609
Healthpeak Properties, Inc.	208,853	3,358,356
Lamar Advertising Co., Class A	27,630	3,497,404
Mid-America Apartment Communities, Inc.	10,630	1,476,613
WP Carey, Inc.	65,885	4,240,359
		21,042,263
Utilities — 8.63%
American Electric Power Company, Inc.	34,010	3,921,693
Black Hills Corp.	55,250	3,835,455
Dominion Energy, Inc.	59,500	3,486,105
Duke Energy Corp.	27,630	3,238,512
		14,481,765
Total Common Stocks (Cost $77,968,673)		86,475,461

See accompanying notes which are an integral part of these financial statements.

Crawford Multi-Asset Income Fund
Schedule of Investments (continued)
December 31, 2025

PREFERRED STOCKS — 24.85%	Shares	Fair Value
Financials— 12.46%
AGNC Investment Corp., Series G, 7.75%	169,560	$4,196,610
Annaly Capital Management, Inc., Series F, 6.95%	74,200	1,889,132
Bank of America Corp., Series KK, 5.38%	9,830	216,162
Invesco Mortgage Capital, Inc., Series C, 7.50%	127,590	3,119,576
M&T Bank Corp., Series J, 7.50%	59,510	1,579,991
Two Harbors Investment Corp., Series B, 7.63%	180,590	4,254,700
Wells Fargo & Co., Series L, 7.50%	4,670	5,660,039
		20,916,210
Real Estate— 6.35%
Armada Hoffler Properties, Inc., Series A, 6.75%	136,170	2,877,272
Digital Realty Trust, Inc., Series L, 5.20%	163,650	3,349,915
UMH Properties, Inc., Series D, 6.38%	117,080	2,554,686
Vornado Realty Trust, Series M, 5.25%	111,150	1,883,993
		10,665,866
Utilities— 6.04%
Sempra Energy, 5.75%	8,690	192,136
Southern Co. (The), Series A, 4.95%	244,420	4,947,061
Spire, Inc., Series A, 5.90%	208,280	4,994,554
		10,133,751
Total Preferred Stocks (Cost $44,216,325)		41,715,827

	Principal
CORPORATE BONDS — 16.86%	Amount
Financials— 11.92%
Bank of America Corp., 6.13%, 4/27/2077 (H15T5Y + 323.000bps)(a)	$5,313,000	5,396,229
Charles Schwab Corp. (The), Series I, 4.00%, 12/31/2049 (H15T5Y + 317.000bps)(a)(b)	6,588,000	6,551,793
JPMorgan Chase & Co., 6.50%, 4/1/2080 (H15T5Y + 215.000bps)(a)(b)	3,400,000	3,533,953
Truist Financial Corp., 3.00%, 3/1/2168 (H15T5Y + 3.000bps)(a)(b)	4,510,000	4,538,688
		20,020,663
Real Estate— 2.49%
Crown Castle, Inc., 5.00%, 1/11/2028	4,109,000	4,176,935

Utilities— 2.45%
WEC Energy Group, Inc., 4.75%, 1/9/2026	4,106,000	4,106,472
Total Corporate Bonds (Cost $27,636,626)		28,304,070

See accompanying notes which are an integral part of these financial statements.

Crawford Multi-Asset Income Fund
Schedule of Investments (continued)
December 31, 2025

MONEY MARKET FUNDS - 4.08%	Shares	Fair Value
Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.63%(c)	6,853,082	$6,853,082
Total Money Market Funds (Cost $6,853,082)		6,853,082

Total Investments — 99.62% (Cost $160,549,839)		167,209,198
Other Assets in Excess of Liabilities — 0.38%		646,089
NET ASSETS — 100.00%		$167,855,287

(a)	Security is perpetual in nature and has no stated maturity date.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as, of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2025.

ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

Crawford Funds
Statements of Assets and Liabilities
December 31, 2025

	Crawford	Crawford
	Large Cap	Small Cap	Crawford
	Dividend	Dividend	Multi-Asset
	Fund	Fund	Income Fund
Assets
Investments in securities at value (cost $27,384,035, $260,339,115 and $160,549,839)	$59,629,007	$327,584,067	$167,209,198
Receivable for fund shares sold	63,273	59,154	—
Receivable for investments sold	—	1,260,859	—
Dividends and interest receivable	91,992	388,556	795,138
Tax reclaims receivable	2,282	—	—
Prepaid expenses	17,269	20,667	11,024
Total Assets	59,803,823	329,313,303	168,015,360
Liabilities
Payable for fund shares redeemed	8,205	24,626	—
Payable for investments purchased	—	250,670	—
Payable to Adviser	25,580	242,522	114,122
12b-1 fees accrued - Class C	8,660	—	—
Payable to affiliates	11,225	26,023	17,304
Payable to trustees	5,627	5,627	5,627
Other accrued expenses	17,490	25,480	23,020
Total Liabilities	76,787	574,948	160,073
Net Assets	$59,727,036	$328,738,355	$167,855,287
Net Assets consist of:
Paid-in capital	$27,577,586	$263,434,969	$161,590,148
Accumulated earnings	32,149,450	65,303,386	6,265,139
Net Assets	$59,727,036	$328,738,355	$167,855,287

Class I
Net Assets	$57,600,994	$328,738,355	$—
Shares outstanding (unlimited number of shares authorized, no par value)	3,885,375	7,078,195	—
Net asset value and offering price per share	$14.83	$46.44	$—
Class C
Net Assets	$2,126,042	$—	$—
Shares outstanding (unlimited number of shares authorized, no par value)	144,895	—	—
Net asset value and offering price per share	$14.67	$—	$—

Net Assets	$—	$—	$167,855,287
Shares outstanding (unlimited number of shares authorized, no par value)	—	—	6,500,596
Net asset value and offering price per share	$—	$—	$25.82

See accompanying notes which are an integral part of these financial statements.

Crawford Funds
Statements of Operations

For the Year ended December 31, 2025

	Crawford Large	Crawford Small	Crawford Multi-
	Cap Dividend	Cap Dividend	Asset Income
	Fund	Fund	Fund
Investment Income
Dividend income	$1,305,121	$6,953,125	$6,356,948
Interest income	—	—	1,486,396
Foreign dividend taxes withheld	(6,245)	—	(23,392)
Total investment income	1,298,876	6,953,125	7,819,952

Expenses
Adviser	296,685	3,158,693	1,532,144
Fund accounting	48,717	67,699	51,437
Administration	41,322	170,391	86,113
Registration	35,945	34,585	17,949
Transfer agent	34,361	35,958	24,474
12b-1 fees - Class C	23,691	—	—
Trustee	21,969	21,969	21,969
Legal	21,766	21,766	21,766
Audit and tax preparation	20,332	20,082	21,182
Compliance services	13,126	11,126	12,126
Custodian	7,576	32,002	17,704
Report printing	5,496	13,283	6,223
Insurance	3,921	5,902	4,514
Pricing	1,007	1,493	2,126
Miscellaneous	19,080	23,168	17,647
Total expenses	594,994	3,618,117	1,837,374
Fees contractually waived by Adviser	—	(459,631)	(320,661)
Net operating expenses	594,994	3,158,486	1,516,713
Net investment income	703,882	3,794,639	6,303,239
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	1,941,828	3,118,335	2,264,038
Net change in unrealized appreciation (depreciation) of investment securities and translation of assets and liabilities in foreign currency	4,167,324	(6,950,392)	(1,069,928)
Net realized and change in unrealized gain (loss) on investments and foreign currency	6,109,152	(3,832,057)	1,194,110
Net increase (decrease) in net assets resulting from operations	$6,813,034	$(37,418)	$7,497,349

See accompanying notes which are an integral part of these financial statements.

Crawford Funds
Statements of Changes in Net Assets

	Crawford Large Cap Dividend Fund
	For the	For the
	Year Ended	Year Ended
	December 31,	December 31,
	2025	2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$703,882	$819,249
Net realized gain on investment securities transactions	1,941,828	3,296,904
Net change in unrealized appreciation of investment securities and translation of assets and liabilities in foreign currency	4,167,324	2,153,045
Net increase in net assets resulting from operations	6,813,034	6,269,198

Distributions to Shareholders from Earnings
Class I	(3,288,125)	(3,600,137)
Class C	(100,941)	(138,298)
Total distributions	(3,389,066)	(3,738,435)

Capital Transactions - Class I
Proceeds from shares sold	7,090,068	3,315,100
Reinvestment of distributions	2,725,524	3,155,531
Amount paid for shares redeemed	(10,562,456)	(8,374,082)
Total Class I	(746,864)	(1,903,451)
Capital Transactions - Class C
Reinvestment of distributions	100,162	137,001
Amount paid for shares redeemed	(607,708)	(245,715)
Total Class C	(507,546)	(108,714)
Net decrease in net assets resulting from capital transactions	(1,254,410)	(2,012,165)
Total Increase in Net Assets	2,169,558	518,598

Net Assets
Beginning of year	57,557,478	57,038,880
End of year	$59,727,036	$57,557,478

Share Transactions - Class I
Shares sold	473,427	231,900
Shares issued in reinvestment of distributions	182,522	224,568
Shares redeemed	(705,624)	(584,547)
Total Class I	(49,675)	(128,079)

Share Transactions - Class C
Shares issued in reinvestment of distributions	6,781	9,879
Shares redeemed	(41,078)	(17,137)
Total Class C	(34,297)	(7,258)

Net decrease in shares outstanding	(83,972)	(135,337)

See accompanying notes which are an integral part of these financial statements.

Crawford Funds
Statements of Changes in Net Assets (continued)

	Crawford Small Cap Dividend Fund
	For the	For the
	Year Ended	Year Ended
	December 31,	December 31,
	2025	2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$3,794,639	$3,333,527
Net realized gain on investment securities transactions	3,118,335	11,707,410
Net change in unrealized appreciation (depreciation) of investment securities and translation of assets and liabilities in foreign currency	(6,950,392)	15,253,062
Net increase (decrease) in net assets resulting from operations	(37,418)	30,293,999

Distributions to Shareholders from Earnings
Class I	(11,278,113)	(12,974,383)
Total distributions	(11,278,113)	(12,974,383)

Capital Transactions - Class I
Proceeds from shares sold	41,577,096	38,789,637
Reinvestment of distributions	9,955,066	11,589,083
Amount paid for shares redeemed	(41,925,909)	(27,681,434)
Total Class I	9,606,253	22,697,286
Net increase in net assets resulting from capital transactions	9,606,253	22,697,286
Total Increase (Decrease) in Net Assets	(1,709,278)	40,016,902

Net Assets
Beginning of year	330,447,633	290,430,731
End of year	$328,738,355	$330,447,633

Share Transactions - Class I
Shares sold	868,591	818,281
Shares issued in reinvestment of distributions	212,953	242,662
Shares redeemed	(906,687)	(592,468)
Total Class I	174,857	468,475

Net increase in shares outstanding	174,857	468,475

See accompanying notes which are an integral part of these financial statements.

Crawford Funds
Statements of Changes in Net Assets (continued)

	Crawford Multi-Asset Income Fund
	For the	For the
	Year Ended	Year Ended
	December 31,	December 31,
	2025	2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$6,303,239	$5,211,121
Net realized gain on investment securities transactions	2,264,038	4,568,315
Net change in unrealized appreciation (depreciation) of investment securities and translation of assets and liabilities in foreign currency	(1,069,928)	4,470,281
Net increase in net assets resulting from operations	7,497,349	14,249,717

Distributions to Shareholders from
Earnings	(11,784,056)	(5,343,772)
Total distributions	(11,784,056)	(5,343,772)

Capital Transactions
Proceeds from shares sold	24,949,120	25,819,823
Reinvestment of distributions	10,524,650	4,519,156
Amount paid for shares redeemed	(8,505,251)	(6,569,667)
Net increase in net assets resulting from capital transactions	26,968,519	23,769,312
Total Increase in Net Assets	22,681,812	32,675,257

Net Assets
Beginning of year	145,173,475	112,498,218
End of year	$167,855,287	$145,173,475

Share Transactions
Shares sold	925,219	1,018,313
Shares issued in reinvestment of distributions	400,006	174,410
Shares redeemed	(321,750)	(251,646)

Net increase in shares outstanding	1,003,475	941,077

See accompanying notes which are an integral part of these financial statements.

Crawford Large Cap Dividend Fund – Class I
Financial Highlights

(For a share outstanding during each year)

	For the Years Ended December 31,
	2025	2024	2023	2022	2021
Selected Per Share Data:
Net asset value, beginning of year	$14.00	$13.43	$13.10	$14.62	$12.44
Investment operations:
Net investment income	0.18	0.21	0.22	0.20	0.18
Net realized and unrealized gain (loss)	1.52	1.32	0.71	(1.30)	2.53
Total from investment operations	1.70	1.53	0.93	(1.10)	2.71
Less distributions to shareholders from:
Net investment income	(0.18)	(0.21)	(0.22)	(0.20)	(0.18)
Net realized gains	(0.69)	(0.75)	(0.38)	(0.22)	(0.35)
Return of capital	—	—	—	—	—
Total distributions	(0.87)	(0.96)	(0.60)	(0.42)	(0.53)
Net asset value, end of year	$14.83	$14.00	$13.43	$13.10	$14.62
Total Return(a)	12.22%	11.38%	7.22%	(7.43)%	21.91%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$57,601	$55,074	$54,559	$54,437	$59,095
Ratio of net expenses to average net assets	0.96%	0.97%	0.95%	0.92%	0.93%
Ratio of expenses to average net assets before waiver or recoupment	0.96%	0.97%	0.95%	0.92%	0.89%
Ratio of net investment income to average net assets	1.23%	1.43%	1.65%	1.54%	1.28%
Portfolio turnover rate	6%	15%	19%	11%	7%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

See accompanying notes which are an integral part of these financial statements.

Crawford Large Cap Dividend Fund – Class C
Financial Highlights

(For a share outstanding during each year)

	For the Years Ended December 31,
	2025	2024	2023	2022	2021
Selected Per Share Data:
Net asset value, beginning of year	$13.86	$13.30	$12.99	$14.49	$12.33
Investment operations:
Net investment income	0.03	0.06	0.08	0.07	0.04
Net realized and unrealized gain (loss)	1.50	1.31	0.70	(1.28)	2.51
Total from investment operations	1.53	1.37	0.78	(1.21)	2.55
Less distributions to shareholders from:
Net investment income	(0.03)	(0.06)	(0.09)	(0.07)	(0.04)
Net realized gains	(0.69)	(0.75)	(0.38)	(0.22)	(0.35)
Return of capital	—	—	—	—	—
Total distributions	(0.72)	(0.81)	(0.47)	(0.29)	(0.39)
Net asset value, end of year	$14.67	$13.86	$13.30	$12.99	$14.49
Total Return(a)	11.05%	10.30%	6.07%	(8.33)%	20.73%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$2,126	$2,483	$2,480	$2,558	$3,171
Ratio of net expenses to average net assets	1.96%	1.97%	1.95%	1.92%	1.96%
Ratio of expenses to average net assets before waiver or recoupment	1.96%	1.97%	1.95%	1.92%	1.89%
Ratio of net investment income to average net assets	0.23%	0.43%	0.65%	0.53%	0.26%
Portfolio turnover rate	6%	15%	19%	11%	7%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

See accompanying notes which are an integral part of these financial statements.

Crawford Small Cap Dividend Fund – Class I
Financial Highlights

(For a share outstanding during each year)

	For the Years Ended December 31,
	2025	2024	2023	2022	2021
Selected Per Share Data:
Net asset value, beginning of year	$47.87	$45.13	$39.85	$48.33	$42.48
Investment operations:
Net investment income	0.56	0.52	0.54	0.50	0.52
Net realized and unrealized gain (loss)	(0.34)	4.18	5.26	(7.31)	8.83
Total from investment operations	0.22	4.70	5.80	(6.81)	9.35
Less distributions to shareholders from:
Net investment income	(0.54)	(0.51)	(0.52)	(0.51)	(0.53)
Net realized gains	(1.11)	(1.45)	—	(1.16)	(2.97)
Return of capital	—	—	—	—	—
Total distributions	(1.65)	(1.96)	(0.52)	(1.67)	(3.50)
Net asset value, end of year	$46.44	$47.87	$45.13	$39.85	$48.33
Total Return(a)	0.45%	10.45%	14.62%	(14.12)%	22.06%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$328,738	$330,448	$290,431	$282,209	$345,463
Ratio of net expenses to average net assets	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of expenses to average net assets before waiver or recoupment	1.13%	1.14%	1.15%	1.14%	1.12%
Ratio of net investment income to average net assets	1.19%	1.09%	1.26%	1.15%	1.07%
Portfolio turnover rate	28%	22%	24%	20%	27%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

See accompanying notes which are an integral part of these financial statements.

Crawford Multi-Asset Income Fund
Financial Highlights

(For a share outstanding during each year)

	For the Years Ended December 31,
	2025	2024	2023	2022	2021
Selected Per Share Data:
Net asset value, beginning of year	$26.41	$24.69	$24.34	$25.80	$23.01
Investment operations:
Net investment income	1.10	1.02	1.22	0.83	0.74
Net realized and unrealized gain (loss)	0.28	1.74	0.28	(1.09)	2.88
Total from investment operations	1.38	2.76	1.50	(0.26)	3.62
Less distributions to shareholders from:
Net investment income	(1.10)	(1.04)	(1.15)	(0.87)	(0.83)
Net realized gains	(0.87)	—	—	(0.30)	—
Return of capital	—	—	—	(0.03)	—
Total distributions	(1.97)	(1.04)	(1.15)	(1.20)	(0.83)
Net asset value, end of year	$25.82	$26.41	$24.69	$24.34	$25.80
Total Return(a)	5.25%	11.35%	6.40%	(1.00)%	15.90%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$167,855	$145,173	$112,498	$129,273	$138,692
Ratio of net expenses to average net assets	0.99%	0.99%	0.99%	1.00%	1.00%
Ratio of expenses to average net assets before waiver or recoupment	1.20%	1.23%	1.23%	1.20%	1.20%
Ratio of net investment income to average net assets	4.11%	3.95%	5.04%	3.37%	2.94%
Portfolio turnover rate	18%	19%	35%	36%	12%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

See accompanying notes which are an integral part of these financial statements.

Crawford Funds
Notes to the Financial Statements
December 31, 2025

NOTE 1. ORGANIZATION

Crawford Large Cap Dividend Fund (the “Large Cap Dividend Fund”), Crawford Small Cap Dividend Fund (the “Small Cap Dividend Fund”) and Crawford Multi-Asset Income Fund (the “Multi-Asset Income Fund”) (each a “Fund” and collectively, the “Funds”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified series of Unified Series Trust (the “Trust”). The Large Cap Dividend Fund, Small Cap Dividend Fund, and Multi-Asset Income Fund were organized on December 7, 2003, June 21, 2012, and August 7, 2017, respectively. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Board. The investment adviser to the Funds is Crawford Investment Counsel, Inc. (the “Adviser”). The investment objective of the Large Cap Dividend Fund is total return. The investment objective of the Small Cap Dividend Fund is to provide attractive long-term total return with below market risk as measured by standard deviation in comparison with the Russell 2000® Index. The investment objective of the Multi-Asset Income Fund is to provide current income.

The Large Cap Dividend Fund currently offers two classes of shares: Class I and Class C. Large Cap Dividend Fund Class I shares were first offered to the public on January 5, 2004, and Large Cap Dividend Fund Class C shares were first offered to the public on January 27, 2004. Small Cap Dividend Fund Class I shares were first offered to the public on September 26, 2012. Shares of the Multi-Asset Income Fund were first offered to the public on September 12, 2017. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable Fund and is entitled to such dividends and distributions out of income belonging to the Funds as are declared by the Board.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker

Crawford Funds
Notes to the Financial Statements (continued)
December 31, 2025

(“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is the President and Principal Executive Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”, including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency translations on the Statements of Operations represents currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. The net change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statements of Operations.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment

Crawford Funds
Notes to the Financial Statements (continued)
December 31, 2025

company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the fiscal year ended December 31, 2025, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the fiscal year ended December 31, 2025, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire fund.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITs are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Crawford Funds
Notes to the Financial Statements (continued)
December 31, 2025

Dividends and Distributions – The Large Cap Dividend Fund and the Small Cap Dividend Fund each typically distribute substantially all of their net investment income quarterly and net realized capital gains, if any, at least annually. The Multi-Asset Income Fund typically distributes net investment income monthly and any realized net capital gains, if any, annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values (“NAV”) per share of the Funds.

For the fiscal year ended of December 31, 2025, the Funds made the following reclassifications to increase (decrease) the components of net assets:

		Accumulated
	Paid-In	Earnings
	Capital	(Deficit)
Large Cap Dividend Fund	$—	$—
Small Cap Dividend Fund	(116,291)	116,291
Multi-Asset Income Fund	(35,313)	35,313

Contingent Deferred Sales Charges – With respect to the Class C shares of the Large Cap Dividend Fund there is no initial sales charge on purchases. However, a contingent deferred sales charge (“CDSC”) of 1.00%, based on the lower of the shares’ cost or current NAV, will be imposed on such purchases if the shares are redeemed within 12 months of purchase. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. In determining whether a CDSC is payable, the Large Cap Dividend Fund will first redeem Class C shares not subject to any charge.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Crawford Funds
Notes to the Financial Statements (continued)
December 31, 2025

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily

Crawford Funds
Notes to the Financial Statements (continued)
December 31, 2025

available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Valuation Designee decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Valuation Designee, in conformity with guidelines adopted by and subject to review of the Board through its Pricing & Liquidity Committee. These securities will generally be categorized as Level 3 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that a Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation

Crawford Funds
Notes to the Financial Statements (continued)
December 31, 2025

Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2025:

Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Large Cap Dividend Fund
Common Stocks(a)	$58,596,017	$—	$—	$58,596,017
Money Market Funds	1,032,990	—	—	1,032,990
Total	$59,629,007	$—	$—	$59,629,007

Small Cap Dividend Fund
Common Stocks(a)	$320,129,813	$—	$—	$320,129,813
Money Market Funds	7,454,254	—	—	7,454,254
Total	$327,584,067	$—	$—	$327,584,067

Multi-Asset Income Fund
Common Stocks(a)	$86,475,461	$—	$—	$86,475,461
Preferred Stocks(a)	41,715,827	3,860,758	—	45,576,585
Corporate Bonds(a)	—	28,304,070	—	28,304,070
Money Market Funds	6,853,082	—	—	6,853,082
Total	$135,044,370	$32,164,828	$—	$167,209,198

(a)	Refer to Schedule of Investments for sector classifications.

The Funds did not hold any investments during or at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Crawford Funds
Notes to the Financial Statements (continued)
December 31, 2025

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to each Fund (each an “Agreement”), manages the Funds’ investments. As compensation for its management services, each Fund pays the Adviser a management fee based on its average daily net assets as follows:

	Large Cap Dividend	Small Cap Dividend	Multi-Asset Income
	Fund	Fund	Fund
Management fee rate	0.50%	0.99%	1.00%
Management fees earned	$296,685	$3,158,693	$1,532,144
Fees waived	$–	$(459,631)	$(320,661)

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Funds’ business) do not exceed 0.98% of each class of shares of the Large Cap Dividend Fund’s average daily net assets, 0.99% of the Small Cap Dividend Fund’s average daily net assets and 0.98% of the Multi-Asset Income Fund’s average daily net assets. The expense cap for the Multi-Asset Income Fund was 0.99% from April 30, 2023 to April 30, 2025. Prior to April 30, 2023, the expense cap for the Multi-Asset Income Fund was 1.00%. The contractual arrangements for the Funds are in place through April 30, 2025 and may not be terminated prior to this date except by the Board upon sixty (60) days’ written notice to the Adviser.

Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the applicable Fund in the three years following the date the particular waiver/ expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and

Crawford Funds
Notes to the Financial Statements (continued)
December 31, 2025

any expense limitation in effect at the time of the recoupment. The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions are as follows:

	Large Cap	Small Cap
	Dividend	Dividend	Multi-Asset
Recoverable Through	Fund	Fund	Income Fund
December 31, 2026	$—	$441,130	$275,878
December 31, 2027	—	462,548	311,227
December 31, 2028	—	459,631	320,661

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Funds for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees”, which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings. Beginning in May 2024, the Interested Trustee began receiving the same compensation as the Independent Trustees.

Crawford Funds
Notes to the Financial Statements (continued)
December 31, 2025

The Trust, with respect to the Large Cap Dividend Fund’s Class C shares has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Large Cap Dividend Fund pays a fee to the Distributor, the Adviser or other financial institutions of 1.00% of the Class C’s average daily net assets (0.75% to help defray the cost of distributing Class C shares and 0.25% for servicing the Class C shareholders) attributable to the Large Cap Dividend Fund in connection with the promotion and distribution of the Large Cap Dividend Fund’s Class C shares or the provision of personal services to Class C shareholders. These services include, but are not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Large Cap Dividend Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. Pursuant to the Plan, the Board reviews, at least quarterly, a written report of the distribution expenses incurred on behalf of the Large Cap Dividend Fund’s Class C shares under the Plan. For the fiscal year ended December 31, 2025, the Large Cap Dividend Fund Class C shares incurred 12b-1 Expenses of $23,691. The Large Cap Dividend Fund owed $8,660 for Class C 12b-1 Expenses as of December 31, 2025.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended December 31, 2025, purchases and sales of investment securities, other than short-term investments, were as follows:

	Purchases	Sales
Large Cap Dividend Fund	$3,592,145	$7,624,935
Small Cap Dividend Fund	94,981,857	87,544,070
Multi-Asset Income Fund	46,015,113	27,193,531

There were no purchases or sales of long-term U.S. government obligations during the fiscal year ended December 31, 2025.

NOTE 6. FEDERAL TAX INFORMATION

At December 31, 2025, the net unrealized appreciation (depreciation) and tax cost of investments, other than futures contracts, for tax purposes were as follows:

	Large Cap	Small Cap	Multi-Asset
	Dividend Fund	Dividend Fund	Income Fund
Gross unrealized appreciation	$32,403,501	$85,611,029	$17,045,023
Gross unrealized depreciation	(182,253)	(18,415,723)	(10,455,289)
Net unrealized appreciation (depreciation) on investments	$32,221,248	$67,195,306	$6,589,734
Tax cost of investments	$27,407,759	$260,388,761	$160,619,464

Crawford Funds
Notes to the Financial Statements (continued)
December 31, 2025

The tax character of distributions paid for the fiscal years ended December 31, 2025 and December 31, 2024 were as follows:

	Large Cap Dividend Fund		Small Cap Dividend Fund		Multi-Asset Income Fund
	2025	2024	2025	2024	2025	2024
Distributions paid from:
Ordinary income(a)	$704,605	$805,807	$3,714,204	$3,388,624	$7,389,578	$5,343,772
Long-term capital gains	2,684,461	2,932,628	7,563,909	9,585,759	4,394,478	—
Total distributions paid	$3,389,066	$3,738,435	$11,278,113	$12,974,383	$11,784,056	$5,343,772

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At December 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Large Cap	Small Cap	Multi-Asset
	Dividend Fund	Dividend Fund	Income Fund
Undistributed ordinary income	$12,669	$—	$—
Undistributed long-term capital gains	—	—	—
Accumulated capital and other losses	(84,472)	(1,891,920)	(324,698)
Unrealized appreciation on investments	32,221,253	67,195,306	6,589,837
Total accumulated earnings	$32,149,450	$65,303,386	$6,265,139

The difference between book-basis and tax-basis of unrealized appreciation (depreciation) is primarily attributable to tax deferral of losses on wash sales, differences related to partnership investments and the return of capital adjustments from underlying investments.

Capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For the fiscal year ended December 31, 2025, the Large Cap Dividend Fund, Small Cap Dividend Fund and Multi-Asset Income Fund deferred post-October capital losses in the amounts of $84,472, $1,891,920 and $324,698, respectively.

NOTE 7. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in a Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of December 31, 2025, the Large Cap Dividend Fund had 26.41% of the value of its net assets invested in

Crawford Funds
Notes to the Financial Statements (continued)
December 31, 2025

securities within the Financials sector. As of December 31, 2025, the Small Cap Dividend Fund had 36.01% of the value of its net assets invested in securities within the Industrials sector. As of December 31, 2025, the Multi-Asset Income Fund had 33.13% of the value of its net assets invested in securities within the Real Estate sector.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. NEW ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024. Management is evaluating the impacts of these changes on the Funds’ financial statements.

NOTE 10. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Crawford Funds and
Board of Trustees of Unified Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Crawford Funds, comprising Crawford Large Cap Dividend Fund, Crawford Small Cap Dividend Fund, and Crawford Multi-Asset Income Fund, each a series of Unified Series Trust (the “Funds”), as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2017.

COHEN & COMPANY, LTD.
Cleveland, Ohio
February 25, 2026

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Funds designate the following percentage or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

	Large Cap	Small Cap	Multi-Asset
	Dividend Fund	Dividend Fund	Income Fund
Qualified Dividend Income	100%	100%	76%

Qualified Business Income. The Funds designate the following percentage of ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

	Large Cap	Small Cap	Multi-Asset
	Dividend Fund	Dividend Fund	Income Fund
Qualified Business Income	—%	—%	—%

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Funds’ dividend distribution that qualifies under tax law. For the Funds’ calendar year 2025 ordinary income dividends, the following percentage qualifies for the corporate dividends received deduction.

	Large Cap	Small Cap	Multi-Asset
	Dividend Fund	Dividend Fund	Income Fund
Dividends Received Deduction	100%	100%	77%

The Funds designate the following amounts as long-term capital gains distributions. The amounts designated may not agree with long-term capital gains in the tax character of distribution table due to utilization of earnings and profits distributed to shareholders on redemption of shares.

	Large Cap	Small Cap	Multi-Asset
	Dividend Fund	Dividend Fund	Income Fund
Long-Term Capital Gains Distributions	$2,684,461	$7,563,909	$4,394,478

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Crawford Large Cap Dividend Fund (“Large Cap Fund”), the Crawford Small Cap Dividend Fund (“Small Cap Fund”), and the Crawford Multi-Asset Income Fund (“Multi-Asset Fund”) (together, the “Funds” and each, a “Fund”) are series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board” or “Trustees”) oversees the management of the Funds and, as required by law, has considered the renewal of the management agreements with their investment adviser, Crawford Investment Counsel, Inc. (“Crawford”). In connection with such renewals, the Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances.

At the Trustees’ quarterly meeting held in August 2025, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust or Crawford (the “Independent Trustees”), approved the renewal of the management agreements between the Trust and Crawford for an additional year. The Trustees’ renewal of each Fund’s management agreement was based on a consideration of all the information provided to the Trustees, and not as the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

The Nature, Extent, and Quality of Services. The Board reviewed and considered information regarding the nature, extent, and quality of services that Crawford provides to the Funds, including but not limited to, providing a continuous investment program for the Funds, adhering to the Funds’ investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Funds. The Board reviewed the background information of key investment personnel responsible for servicing the Funds, considering their education and financial industry experience. The Board acknowledged Crawford’s succession planning, cybersecurity and testing, disaster recovery, and compliance program. The Board concluded that Crawford provided satisfactory service to each Fund and its respective shareholders.

Fund Performance. The Trustees discussed each Fund’s performance for various periods ended June 30, 2025, including the investment strategies and Crawford’s value-oriented approach.

The Board observed that the Large Cap Fund had outperformed its benchmark, the Russell 1000 Value Index, its peer group, and Morningstar category over the one-year period. The Board noted that the Large Cap Fund underperformed its benchmark, peer group, and Morningstar category over the three-

Additional Information (Unaudited) (continued)

year and five-year periods. The Board further discussed that the Large Cap Fund underperformed its Morningstar category over the ten-year period and outperformed its benchmark and peer group over the same period. The Board acknowledged that Crawford attributed underperformance to the Large Cap Fund’s focus on high quality, dividend paying companies, which have underperformed a narrow group of growth oriented stocks that drove overall market performance during the relevant periods.

The Trustees noted that the Small Cap Fund underperformed its benchmark, the Russell 2000 Index, Morningstar category, and peer group over the three-year and five-year periods. The Board noted that the Small Cap Fund outperformed its peer group over the one-year and ten-year periods and outperformed its benchmark over the ten-year period. The Board discussed that since inception, the Small Cap Fund outperformed its benchmark, performed in line with its peer group, and underperformed its Morningstar category. The Board noted Crawford’s explanation that relative underperformance was attributable to the Small Cap Fund’s holdings in the consumer discretionary, health care, and real estate sectors, as well as the Small Cap Fund’s focus on companies with durable business models, solid financial characteristics, and shareholder-oriented capital policies, which generally underperformed various growth oriented stocks during the relevant periods. The Board recognized Crawford’s conviction in the strategy to provide attractive risk adjusted returns over the long term.

The Board observed that the Multi-Asset Fund had outperformed its benchmark, the NASDAQ U.S. Multi-Asset Diversified Income Index, for the one-year and since inception periods but underperformed its benchmark for the three-year and five-year periods. The Board further discussed that the Multi-Asset Fund had outperformed its Morningstar category and peer group for the one-year and five-year periods but underperformed each over the three-year and since inception periods. The Board acknowledged Crawford’s position that the funds in the peer group and Morningstar category provided lower levels of income and allocations to alternative sources of income compared to the Multi-Asset Fund and, as a result, its benchmark was a more apt comparison for relative performance. The Board discussed Crawford’s rationale for underperformance relative to the benchmark over various periods, noting Crawford’s position that the Multi-Asset Fund consistently provided a high level of current income while mitigating downside risk.

The Board analyzed Crawford’s remarks about how each Fund’s portfolio differs from the typical portfolios in its respective peer group and Morningstar category and the corresponding impact on relative performance. The Board also acknowledged Crawford’s view that account specific restrictions and mandates explained the variation in performance of each Fund with the performance of separately managed accounts with a substantially similar strategy. It was the consensus of the Board that Crawford was managing each Fund consistent with its mandate.

Fee Rate and Profitability. With respect to each Fund, the Board reviewed a fee and expense comparison for the Fund’s peer group and Morningstar category. The Trustees observed that the management fee for the Large Cap Fund was lower than the averages and medians of its peer group and the Morningstar category but that its net expense ratio was higher than the averages and medians of its peer group and Morningstar category. The Board considered the justification provided by Crawford for the relatively higher net expense ratio. The Board observed that the Large Cap Fund’s management fee was comparable to the fee charged by Crawford for managed accounts with similar strategies.

Additional Information (Unaudited) (continued)

The Board noted that the management fee and net expense ratio for the Small Cap Fund were higher than the averages and medians of its peer group and Morningstar category. The Board discussed Crawford’s commentary regarding the relatively higher fees and expenses. The Board observed that the Small Cap Fund’s management fee was comparable to the fee charged by Crawford for managed accounts with similar strategies.

The Board observed that the management fee and net expense ratio for the Multi-Asset Fund were higher than the averages and medians of its peer group and the Morningstar category. The Board recalled Crawford’s explanation that its fees and expenses were attributable to the expertise and additional resources involved in effectively implementing the Multi-Asset Fund’s strategy. The Board noted that the Multi-Asset Fund’s management fee and expenses were comparable to the fees charged by Crawford for its managed accounts with similar strategies.

The Board also considered a profitability analysis prepared by Crawford with respect to its management of each Fund, which indicated that Crawford was not earning a profit in connection with managing any of the Funds. The Board also reviewed Crawford’s profitability analyses from the prior year and examined whether there were any material differences in expenses year over year. They also examined Crawford’s allocation of expenses in the profitability analyses and considered its financial status.

The Board also recalled their review of the Large Cap Fund’s 12b-1 Plan at this meeting and considered other potential benefits that Crawford may receive in connection with its management of the Large Cap Fund. The Board considered the benefits Crawford could derive from its soft dollar arrangements. After considering the above information, the Trustees concluded that the current management fee for each Fund represented reasonable compensation in light of the nature and quality of Crawford’s services to each Fund.

Economies of Scale. In determining the reasonableness of the management fees, the Trustees also considered the extent to which Crawford may realize economies of scale as each Fund grows larger. The Board determined that, in light of the size of each Fund and the fact that Crawford is not yet profitable in managing any of the Funds, it was premature to reduce the management fees or introduce breakpoints. The Board agreed to monitor and revisit this issue at a later time.

Q INDIA EQUITY FUND

ANNUAL FINANCIAL STATEMENTS AND
ADDITIONAL INFORMATION
DECEMBER 31, 2025

Fund Adviser:
Quantum Advisors Private Limited
1st Floor, Apeejay House, 3 Dinshaw Vachha Road
Backbay Reclamation, Churchgate
Mumbai, India 400020

Q India Equity Fund
Schedule of Investments
December 31, 2025
COMMON STOCKS — 92.51%	Shares	Fair Value
India — 92.51%
Communications — 0.26%
Bharti Airtel Ltd.	119	$2,794

Consumer Discretionary — 7.26%
Bajaj Auto Ltd.	226	23,515
Crompton Greaves Consumer Electricals Ltd.	11,394	32,029
Hero MotoCorp Ltd.	75	4,821
Mahindra & Mahindra Ltd.	392	16,195
		76,560
Energy — 3.06%
Exide Industries Ltd.	7,984	32,226

Financials — 43.43%
Aditya Birla Sun Life Asset Management Co. Ltd.	4,222	37,883
Axis Bank Ltd.	2,487	35,179
HDFC Bank Ltd.	5,658	62,525
ICICI Bank Ltd.	2,994	44,825
ICICI Lombard General Insurance Co. Ltd.	1,163	25,437
ICICI Prudential Life Insurance Co. Ltd.	7,402	55,110
IndusInd Bank Ltd.	2,688	25,869
Kotak Mahindra Bank Ltd.	2,127	52,195
LIC Housing Finance Ltd.	5,907	35,507
Star Health and Allied Insurance Co. Ltd.(a)	7,371	37,326
State Bank of India	4,222	46,200
		458,056
Health Care — 5.52%
Cipla Ltd.	2,031	34,148
Dr Reddy’s Laboratories Ltd.	1,703	24,091
		58,239
Industrials — 5.44%
CMS Info Systems Ltd.	6,060	22,908
Container Corporation of India Ltd.	5,891	34,445
		57,353
Materials — 3.60%
Nuvoco Vistas Corporation Ltd.(a)	9,135	36,261
Tata Steel Ltd.	857	1,717
		37,978

See accompanying notes which are an integral part of these financial statements.

1

Q India Equity Fund
Schedule of Investments (Continued)
COMMON STOCKS — 92.51% (Continued)	Shares	Fair Value
India — 92.51% (Continued)
Technology — 18.95%
Infosys Ltd.	3,388	$61,035
Tata Consultancy Services Ltd.	1,648	58,902
Tech Mahindra Ltd.	2,017	35,739
Wipro Ltd.	15,054	44,150
		199,826
Utilities — 4.99%
GAIL India Ltd.	14,394	27,616
Gujarat State Petronet Ltd.	7,340	25,031
		52,647
Total Common Stocks (Cost $1,003,046)		975,679

MONEY MARKET FUNDS — 7.65%	Shares	Fair Value
U.S. Bank Money Market Deposit Account, 3.31%(b)	80,736	$80,736

Total Money Market Funds (Cost $80,736)		80,736

Total Investments — 100.16% (Cost $1,083,782)		1,056,415

Liabilities in Excess of Other Assets — (0.16)%		(1,728)

NET ASSETS — 100.00%		$1,054,687

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2025.

See accompanying notes which are an integral part of these financial statements.

2

Q India Equity Fund
Statement of Assets and Liabilities
December 31, 2025
Assets
Investments in securities at value (cost $1,083,782)	$1,056,415
Foreign currency (cost $21,026)	21,026
Dividends and interest receivable	382
Receivable from Adviser	36,368
Prepaid expenses	16,917
Total Assets	1,131,108

Liabilities
12b-1 fees accrued - Investor Class	75
Payable to affiliates	11,226
Payable to trustees	5,412
Other accrued expenses	59,708
Total Liabilities	76,421

Net Assets	$1,054,687

Net Assets consist of:
Paid-in capital	$1,082,072
Accumulated deficit	(27,385)
Net Assets	$1,054,687

Class I
Net Assets	$996,288
Shares outstanding (unlimited number of shares authorized, no par value)	97,647
Net asset value and offering price per share	$10.20

Class II
Net Assets	$25,562
Shares outstanding (unlimited number of shares authorized, no par value)	2,500
Net asset value and offering price per share	$10.22

Investor Class
Net Assets	$32,837
Shares outstanding (unlimited number of shares authorized, no par value)	3,227
Net asset value and offering price per share	$10.18

See accompanying notes which are an integral part of these financial statements.

3

Q India Equity Fund
Statement of Operations
For the Period Ended December 31, 2025(a)
Investment Income
Dividend income	$2,055
Interest income	2,013
Foreign taxes withheld	(436)
Total investment income	3,632

Expenses
Transfer agent	57,103
Administration	51,544
Audit and tax preparation	35,682
Trustee	21,484
Legal	21,052
Custodian	16,019
Compliance services	14,917
Report printing	13,800
Pricing	5,463
Registration	4,034
Adviser	1,761
Insurance	1,192
12b-1 fees – Investor Class	74
Miscellaneous	44,591
Total expenses	288,716
Fees waived and/or expenses reimbursed by Adviser	(286,047)
Net operating expenses	2,669

Net investment income	963

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	402
Net realized loss on foreign currency translations	(1,386)
Net change in unrealized depreciation of investment securities	(27,367)
Net realized and change in unrealized loss on investments	(28,351)

Net decrease in net assets resulting from operations	$(27,388)

(a)	For the period January 6, 2025 (commencement of operations) to December 31, 2025.

See accompanying notes which are an integral part of these financial statements.

4

Q India Equity Fund
Statement of Changes in Net Assets
For the
Period Ended
December 31,
2025(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$963
Net realized loss on investment securities transactions and foreign currency translations	(984)
Net change in unrealized depreciation of investment securities	(27,367)
Net decrease in net assets resulting from operations	(27,388)

Capital Transactions - Class I
Proceeds from shares sold	1,025,000
Total Class I	1,025,000

Capital Transactions - Class II
Proceeds from shares sold	25,000
Total Class II	25,000

Capital Transactions - Investor Class
Proceeds from shares sold	37,500
Amount paid for shares redeemed	(5,425)
Total Investor Class	32,075
Net increase in net assets resulting from capital transactions	1,082,075

Total Increase in Net Assets	1,054,687

Net Assets
Beginning of period	$—
End of period	$1,054,687

Share Transactions - Class I
Shares sold	97,647
Total Class I	97,647

Share Transactions - Class II
Shares sold	2,500
Total Class II	2,500

Share Transactions - Investor Class
Shares sold	3,751
Shares redeemed	(524)
Total Investor Class	3,227
Net increase in shares outstanding	103,374

(a)	For the period January 6, 2025 (commencement of operations) to December 31, 2025.

See accompanying notes which are an integral part of these financial statements.

5

Q India Equity Fund
Class I
Financial Highlights

(For a share outstanding during the period)
For the
Period Ended
December 31,
2025(a)
Selected Per Share Data:
Net asset value, beginning of period	$10.00
Investment operations:
Net realized and unrealized gain	0.20
Total from investment operations	0.20
Net asset value, end of period	$10.20
Total Return(b)(c)	2.00%
Ratios and Supplemental Data:
Net assets, end of period (000)	$996
Ratio of net expenses to average net assets(d)	0.98%
Ratio of expenses to average net assets before reimbursement/recoupment(d)	55.28%
Ratio of net investment loss to average net assets(d)	0.11%
Portfolio turnover rate(c)	1%

(a)	For the period January 6, 2025 (commencement of operations) to December 31, 2025.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

6

Q India Equity Fund
Class II
Financial Highlights

(For a share outstanding during the period)
For the
Period Ended
December 31,
2025(a)
Selected Per Share Data:
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income	0.16
Net realized and unrealized gain	0.06
Total from investment operations	0.22
Net asset value, end of period	$10.22
Total Return(b)(c)	2.20%
Ratios and Supplemental Data:
Net assets, end of period (000)	$26
Ratio of net expenses to average net assets(d)	0.75%
Ratio of expenses to average net assets before reimbursement/recoupment(d)	310.51%
Ratio of net investment income to average net assets(d)	1.56%
Portfolio turnover rate(c)	1%

(a)	For the period January 6, 2025 (commencement of operations) to December 31, 2025.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

7

Q India Equity Fund
Investor Class
Financial Highlights

(For a share outstanding during the period)
For the
Period Ended
December 31,
2025(a)
Selected Per Share Data:
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income	0.10
Net realized and unrealized gain	0.08
Total from investment operations	0.18
Net asset value, end of period	$10.18
Total Return(b)(c)	1.80%
Ratios and Supplemental Data:
Net assets, end of period (000)	$33
Ratio of net expenses to average net assets(d)	1.23%
Ratio of expenses to average net assets before reimbursement/recoupment(d)	308.51%
Ratio of net investment income to average net assets(d)	1.13%
Portfolio turnover rate(c)	1%

(a)	For the period January 6, 2025 (commencement of operations) to December 31, 2025.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

8

Q India Equity Fund
Notes to the Financial Statements
December 31, 2025

NOTE 1. ORGANIZATION

The Q India Equity Fund (the “Fund”) was registered as a non-diversified series of Unified Series Trust (the “Trust”) on August 20, 2024. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The investment objective of the Fund is to achieve long-term capital appreciation by investing in the listed equities of Indian companies that are in a position to benefit from the anticipated growth and development of the Indian economy. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Quantum Advisors Private Limited (the “Adviser”).

The Fund currently offers three classes of shares, Class I, Class II and Investor Class. Class I, Class II and Investor Class shares were first offered to the public on January 6, 2025. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class of the Fund and is entitled to such dividends and distributions out of income belonging to the applicable class of the Fund as are declared by the Board. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or as expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

Non-Diversification Risk – As a non-diversified fund, the Fund’s portfolio may focus on a limited number of companies. Because the Fund may hold the securities of fewer issuers than a diversified fund, the poor performance of an individual security in the Fund’s portfolio may have a greater negative impact on the Fund’s performance than if the Fund’s asset were diversified among a larger number of portfolio securities.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Principal Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

9

Q India Equity Fund
Notes to the Financial Statements (Continued)
December 31, 2025

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund has adopted FASB Accounting Standards Update 2023-09, Segment Reporting (Topic 280) – Improvements to Income Tax Disclosures. Management of the Fund has evaluated the impact on financial reporting and determined that it did not have a material impact for the fiscal period ended December 31, 2025.

The Fund is an investment company and follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”, including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency translations on the Statement of Operations represents currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

10

Q India Equity Fund
Notes to the Financial Statements (Continued)
December 31, 2025

As of and during the period ended December 31, 2025, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period ended December 31, 2025, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire fund.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign capital gains, foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling

11

Q India Equity Fund
Notes to the Financial Statements (Continued)
December 31, 2025

an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. With respect to foreign equity securities that are principally traded on a market outside the United States, the Board’s Pricing & Liquidity Committee has approved the utilization of an International Fair Value Pricing Service to evaluate the effect of market fluctuations on these securities after the close of trading in that foreign market. Where a movement of identified indices compared to each other is sufficiently large to constitute a trigger point established by the Board’s Pricing & Liquidity Committee, fair market valuation factors provided by the International Fair Value Pricing Service will be applied to the closing market prices of these foreign equity securities, and those adjusted prices will be used in the Fund’s NAV calculation

12

Q India Equity Fund
Notes to the Financial Statements (Continued)
December 31, 2025

for that day. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

13

Q India Equity Fund
Notes to the Financial Statements (Continued)
December 31, 2025

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2025:

Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$—	$975,679	$—	$975,679
Money Market Funds	80,736	—	—	80,736
Total	$80,736	$975,679	$—	$1,056,415

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement, manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly at an annual rate of 0.65% of the Fund’s average daily net assets. For the period ended December 31, 2025, before the waiver described below, the Adviser earned a fee of $1,759 from the Fund. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through April 30, 2027 so that total annual operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business) do not exceed 0.98%, 0.75% and 1.23% of the average daily net assets of the Fund’s Class I, Class II, and Investor Class shares, respectively. At December 31, 2025, the Adviser owed the Fund $36,368 for waived and reimbursed expenses. For the period ended December 31, 2025, the Adviser waived management fees of $286,047.

Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date in which that particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of

14

Q India Equity Fund
Notes to the Financial Statements (Continued)
December 31, 2025

the recoupment. As of December 31, 2025, the Adviser may seek repayment of management fees waived and expenses reimbursed pursuant to the aforementioned conditions from the Fund no later than the dates stated below:

Recoverable through
December 31, 2028	$286,047

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Trustees for out-of- pocket expenses incurred in conjunction with attendance at meetings.

The Trust, with respect to the Investor Class shares of the Fund, has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund can pay the Distributor, the Adviser and/or other financial institutions or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in

15

Q India Equity Fund
Notes to the Financial Statements (Continued)
December 31, 2025

distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. For the period ended December 31, 2025, the Investor Class shares incurred 12b-1 expenses of $74. The Fund owed $75 for Investor Class shares 12b-1 expenses as of December 31, 2025.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the period ended December 31, 2025, purchases and sales of investment securities, other than short-term investments, were $1,004,689 and $2,145, respectively.

There were no purchases or sales of long-term U.S. government obligations during the period ended December 31, 2025.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2025, Kevin and Jill Heller owned 100% of the Class II outstanding shares and 77.47% of the Investor Class outstanding shares. As of December 31, 2025, Sandeep Mathrani owned 97.44% of Class I outstanding shares. As a result, Kevin and Jill Heller and Sandeep Mathrani may be deemed to control the Fund.

NOTE 7. FEDERAL TAX INFORMATION

At December 31, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$15,664
Gross unrealized depreciation	(43,049)
Net unrealized appreciation/(depreciation) on investments	$(27,385)
Tax cost of investments	$1,083,800

At December 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Unrealized appreciation/(depreciation)	$(27,385)
Total accumulated earnings	$(27,385)

As of December 31, 2025, the difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to foreign capital gain tax reclasses.

16

Q India Equity Fund
Notes to the Financial Statements (Continued)
December 31, 2025

Capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of the Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For the period ended December 31, 2025, the Fund did not defer any post-October capital losses or late year ordinary losses.

NOTE 8. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of December 31, 2025, the Fund had 43.43% of the value of its net assets invested in stocks within the Financials sector.

NOTE 9. CONCENTRATION RISK

A fund’s portfolio with a geographical focus may be more volatile than a broad-based fund portfolio, such as a global equity fund portfolio, as they are more susceptible to fluctuations in value resulting from adverse conditions in the countries in which they invest. As of December 31, 2025, the Fund had 92.51% of the value of its net assets invested in stocks domiciled in India.

NOTE 10. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 11. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

17

Report of Independent Registered Public Accounting Firm

To the Shareholders of Q India Equity Fund
and Board of Trustees of Unified Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Q India Equity Fund, a series of Unified Series Trust (the “Fund”), as of December 31, 2025, the related statement of operations, the statement of changes in net assets, the financial highlights for the period from January 6, 2025 (commencement of operations) through December 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations, the changes in net assets, and the financial highlights for the period from January 6, 2025 (commencement of operations) through December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2025.

COHEN & COMPANY, LTD.
Cleveland, Ohio
February 25, 2026

18

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

19

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable

(a)(3) Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(4) Not applicable

(a)(5) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Unified Series Trust

By	/s/ Martin R. Dean
Martin R. Dean, Principal Executive Officer

Date	2/26/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Martin R. Dean
Martin R. Dean, Principal Executive Officer

Date	2/26/2026

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Principal Financial Officer

Date	2/26/2026